Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated August 1, 2008, to the Statement of Additional Information dated October 1, 2007, as supplemented April 1, 2008.

This supplement contains important information regarding the above-referenced Portfolios (the “Portfolios”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Portfolios should contain the following information regarding Ms. Johnson as an Independent Trustee to the Portfolios effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended May 31, 2007

Independent Trustee
Portfolio	Judith M. Johnson
Conservative Allocation Portfolio	$0
Equity Portfolio	$0
Growth Allocation Portfolio	$0
Growth Balanced Portfolio	$0
Moderate Balanced Portfolio	$0
Tactical Equity Portfolio	$0
Total Compensation from the Fund Complex	$0[1]

1  Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Portfolios’ most recent fiscal year end.

Beneficial Equity Ownership in the Portfolios and Fund Complex

As of December 31, 20072

Independent Trustee
Portfolio	Judith M. Johnson
Conservative Allocation Portfolio	$0
Equity Portfolio	$0
Growth Allocation Portfolio	$0
Growth Balanced Portfolio	$0
Moderate Balanced Portfolio	$0
Tactical Equity Portfolio	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.